INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions					12 Months Ended
	Dec. 31, 2021	Oct. 29, 2021	Oct. 28, 2021	Feb. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarised statement of comprehensive income
Revenue					$ 5,212	$ 4,560	$ 5,138
Attributable profit for the year					524	448	600
Total comprehensive income for the year					564	449	604
Income statement profit					9	14	$ 1
Bioventus LLC
Summarised statement of comprehensive income
Revenue					300	311
Attributable profit for the year					22	19
Group adjustments					10	11
Total comprehensive income for the year					32	30
Income statement profit					$ 9	$ 14
Percentage of associate held	29.20%	29.30%	38.70%	38.70%	29.20%	47.60%